Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Trade and Other Payables - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Trade And Other Payables Abstract
Accrued liabilities from R&D projects	€ 4,414,143	€ 2,254,550
Accrued liabilities from commercial activities	1,400,382
Accounts payable	5,102,700	1,566,400
Other accrued liabilities and payables	3,942,909	1,314,196
Total trade and other payables	€ 14,860,134	€ 5,135,146